CONVERTIBLE SENIOR NOTES (Details) (USD $)	9 Months Ended		12 Months Ended			1 Months Ended		3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jul. 31, 2012 2013 Notes holder	Feb. 29, 2012 2013 Notes holder	Sep. 30, 2012 2013 Notes	Mar. 31, 2012 2013 Notes	Sep. 30, 2012 2013 Notes	Sep. 30, 2011 2013 Notes
Convertible senior notes
Interest rate (as a percent)								3.125%		3.125%
Principal amount								$ 8,277,850		$ 8,277,850
Number of shares issued in exchange for cancellation						1,784,070	1,868,055			3,652,125
Number of holders of debt instrument to whom shares are issued by the entity						2	1
Principal amount of debt cancelled						3,504,150	9,000,000			12,504,150
Accrued and unpaid interest payable on cancellation of debt						20,686	79,024	99,710		99,710
Additional non-cash fair value adjustment attributable to conversion of debt								(611,621)	(2,545,530)
Number of shares of common stock receivable upon conversion										370,871
Conversion price (in dollars per share)								$ 22.32		$ 22.32
Recorded fair value								7,593,216		7,593,216
Amount of difference between aggregate recorded fair value of the notes and their total stated principal amount								684,634		684,634
Fair value adjustment	(4,037,797)	(1,929,000)	(23,427)	(1,870,916)	33,163
Fair value adjustment attributable to the change in instrument specific credit risk										$ (41,000)	$ 230,000
Assumptions to establish the value of the Notes
Average risk-free rate (as a percent)										0.14%
Volatility of BioSante common stock (as a percent)										90.00%
Discount rate for principal payments in cash (as a percent)										19.60%